INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Current financial results available for the Operating Partnerships (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues
Rent	$ 17,464,237	$ 30,036,647
Interest and other	326,431	665,490
Operating Partnerships Revenues	17,790,668	30,702,137
Expenses
Interest	3,123,807	5,146,027
Depreciation and amortization	3,557,319	6,695,956
Taxes and insurance	2,397,726	3,793,352
Repairs and maintenance	3,163,267	6,156,726
Operating expenses	4,888,522	9,801,477
Other expenses	889,336	1,028,598
Operating Partnerships Total Expenses	18,019,977	32,622,136
NET INCOME (LOSS)	(229,309)	(1,919,999)
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	(1,016,981)	(2,814,449)
Net income (loss) allocated to other partners	787,672	894,450
Series Twenty [Member]
Revenues
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series Twenty One [Member]
Revenues
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series Twenty Two [Member]
Revenues
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series Twenty Three [Member]
Revenues
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series Twenty Four [Member]
Revenues
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series Twenty Five [Member]
Revenues
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series Twenty Six [Member]
Revenues
Rent	177,187	434,278
Interest and other	858	4,898
Operating Partnerships Revenues	178,045	439,176
Expenses
Interest	51,193	54,664
Depreciation and amortization	43,602	110,311
Taxes and insurance	32,678	77,697
Repairs and maintenance	19,266	180,683
Operating expenses	87,876	180,042
Other expenses	3,500	7,560
Operating Partnerships Total Expenses	238,115	610,957
NET INCOME (LOSS)	(60,070)	(171,781)
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	(59,470)	(170,064)
Net income (loss) allocated to other partners	(600)	(1,717)
Series Twenty Seven [Member]
Revenues
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series Twenty Eight [Member]
Revenues
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series Twenty Nine [Member]
Revenues
Rent	545,010	922,559
Interest and other	2,369	27,507
Operating Partnerships Revenues	547,379	950,066
Expenses
Interest	84,772	143,610
Depreciation and amortization	87,831	175,389
Taxes and insurance	87,492	147,706
Repairs and maintenance	76,882	197,655
Operating expenses	312,081	455,263
Other expenses	12,496	24,726
Operating Partnerships Total Expenses	661,554	1,144,349
NET INCOME (LOSS)	(114,175)	(194,283)
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	(113,442)	(193,368)
Net income (loss) allocated to other partners	(733)	(915)
Series Thirty [Member]
Revenues
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series Thirty One [Member]
Revenues
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series Thirty Two [Member]
Revenues
Rent	172,726	1,842,454
Interest and other	3,570	36,665
Operating Partnerships Revenues	176,296	1,879,119
Expenses
Interest	47,035	271,634
Depreciation and amortization	51,664	493,590
Taxes and insurance	41,692	219,327
Repairs and maintenance	24,572	395,820
Operating expenses	49,933	834,017
Other expenses	8,000	51,451
Operating Partnerships Total Expenses	222,896	2,265,839
NET INCOME (LOSS)	(46,600)	(386,720)
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	(46,596)	(335,845)
Net income (loss) allocated to other partners	(4)	(50,875)
Series Thirty Three [Member]
Revenues
Rent	229,365	1,570,462
Interest and other	12,549	48,851
Operating Partnerships Revenues	241,914	1,619,313
Expenses
Interest	52,933	244,294
Depreciation and amortization	47,069	337,494
Taxes and insurance	36,228	170,046
Repairs and maintenance	42,951	309,538
Operating expenses	93,863	674,416
Other expenses	8,000	35,437
Operating Partnerships Total Expenses	281,044	1,771,225
NET INCOME (LOSS)	(39,130)	(151,912)
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	(39,126)	(103,077)
Net income (loss) allocated to other partners	(4)	(48,835)
Series Thirty Four [Member]
Revenues
Rent	571,640	653,447
Interest and other	22,239	22,681
Operating Partnerships Revenues	593,879	676,128
Expenses
Interest	86,703	99,930
Depreciation and amortization	85,277	152,996
Taxes and insurance	87,123	114,300
Repairs and maintenance	147,049	239,665
Operating expenses	128,666	207,821
Other expenses	0
Operating Partnerships Total Expenses	534,818	814,712
NET INCOME (LOSS)	59,061	(138,584)
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	(137,805)
Net income (loss) allocated to other partners	59,061	(779)
Series Thirty Five [Member]
Revenues
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series Thirty Six [Member]
Revenues
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series Thirty Seven [Member]
Revenues
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series Thirty Eight [Member]
Revenues
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series Thirty Nine [Member]
Revenues
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series Forty [Member]
Revenues
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series Forty One [Member]
Revenues
Rent	2,706,449	3,476,801
Interest and other	45,667	84,341
Operating Partnerships Revenues	2,752,116	3,561,142
Expenses
Interest	495,510	619,566
Depreciation and amortization	416,032	649,518
Taxes and insurance	406,234	512,768
Repairs and maintenance	470,753	620,024
Operating expenses	540,308	875,654
Other expenses	295,000	290,099
Operating Partnerships Total Expenses	2,623,837	3,567,629
NET INCOME (LOSS)	128,279	(6,487)
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	(60,389)	(200,154)
Net income (loss) allocated to other partners	188,668	193,667
Series Forty Two [Member]
Revenues
Rent	2,836,788	4,256,141
Interest and other	44,609	117,531
Operating Partnerships Revenues	2,881,397	4,373,672
Expenses
Interest	516,452	831,995
Depreciation and amortization	466,359	842,214
Taxes and insurance	410,842	648,491
Repairs and maintenance	476,039	920,712
Operating expenses	587,741	1,099,224
Other expenses	295,000	296,399
Operating Partnerships Total Expenses	2,752,433	4,639,035
NET INCOME (LOSS)	128,964	(265,363)
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	(32,717)	(429,081)
Net income (loss) allocated to other partners	161,681	163,718
Series Forty Three [Member]
Revenues
Rent	0	2,654,575
Interest and other	0	72,588
Operating Partnerships Revenues	0	2,727,163
Expenses
Interest	0	224,123
Depreciation and amortization	0	730,170
Taxes and insurance	0	371,946
Repairs and maintenance	0	660,023
Operating expenses	0	1,099,034
Other expenses	0	26,774
Operating Partnerships Total Expenses	0	3,112,070
NET INCOME (LOSS)	0	(384,907)
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	(187,992)
Net income (loss) allocated to other partners	0	(196,915)
Series Forty Four [Member]
Revenues
Rent	1,517,404	4,266,865
Interest and other	18,415	51,303
Operating Partnerships Revenues	1,535,819	4,318,168
Expenses
Interest	326,469	1,027,876
Depreciation and amortization	312,412	789,024
Taxes and insurance	136,651	172,611
Repairs and maintenance	233,493	521,338
Operating expenses	300,755	1,096,624
Other expenses	62,466	36,073
Operating Partnerships Total Expenses	1,372,246	3,643,546
NET INCOME (LOSS)	163,573	674,622
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0
Net income (loss) allocated to other partners	163,573	674,622
Series Forty Five [Member]
Revenues
Rent	3,781,384	4,835,984
Interest and other	51,536	89,752
Operating Partnerships Revenues	3,832,920	4,925,736
Expenses
Interest	496,261	674,644
Depreciation and amortization	972,175	1,187,574
Taxes and insurance	419,382	585,909
Repairs and maintenance	873,506	1,255,834
Operating expenses	1,323,814	1,706,299
Other expenses	164,823	184,634
Operating Partnerships Total Expenses	4,249,961	5,594,894
NET INCOME (LOSS)	(417,041)	(669,158)
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	(420,788)	(647,523)
Net income (loss) allocated to other partners	3,747	(21,635)
Series Forty Six [Member]
Revenues
Rent	4,926,284	5,123,081
Interest and other	124,619	109,373
Operating Partnerships Revenues	5,050,903	5,232,454
Expenses
Interest	966,479	953,691
Depreciation and amortization	1,074,898	1,227,676
Taxes and insurance	739,404	772,551
Repairs and maintenance	798,756	855,434
Operating expenses	1,463,485	1,573,083
Other expenses	40,051	75,445
Operating Partnerships Total Expenses	5,083,073	5,457,880
NET INCOME (LOSS)	(32,170)	(225,426)
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	(244,453)	(409,540)
Net income (loss) allocated to other partners	$ 212,283	$ 184,114